Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 2,246,081	¥ 2,036,152		¥ 1,256,218	¥ 594,035
Deferred revenue	49,782	57,000		9,168
Impairment of property, plant and equipment	21,680	21,802		11,878
Government grants	43,107	43,145		11,579
Impairment of inventory	9,451	11,233		27,341
Advertising expenses in excess of deduction limit		180		65	31,562
Accruals and others		45,439		24,695	32,494
Accruals and others	54,224	45,619
Valuation allowance	(2,424,325)	(2,214,951)	¥ (1,496,747)	¥ (1,340,944)	¥ (658,091)	¥ (117,684)
Total deferred tax assets, net	¥ 0	¥ 0